Note 21 - Commitments and Contingencies - Contractual Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Contractual cash flows	$ 0	$ 0
Contractual commitments	258	183
Not later than one year [member]
Statement Line Items [Line Items]
Contractual commitments	79	81
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual commitments	68	51
Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Contractual commitments	111	51
Later than five years [member]
Statement Line Items [Line Items]
Contractual commitments	0	0
Purchase obligations [Member]
Statement Line Items [Line Items]
Contractual cash flows	0	0
Contractual commitments	258	183
Purchase obligations [Member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual commitments	79	81
Purchase obligations [Member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Contractual commitments	68	51
Purchase obligations [Member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Contractual commitments	111	51
Purchase obligations [Member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual commitments	$ 0	$ 0